Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
14.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31,
	2019	2020
Accrued bonus	$1,063,891	$1,941,988
Accrued professional service fees	558,752	688,911
Withholding individual income tax-option exercise	215,945	293,309
Value added taxes and other taxes payable	375,548	430,328
Accrued raw data cost	651,633	1,416,708
Accrued bandwidth cost	(24,970)	37,282
Accrued welfare benefits	64,167	67,236
Funds received from third party investors (i)	9,415,798	8,530,593
Accrued sales service fees	81,623	354,488
Others	1,997,663	2,865,469
	$14,400,050	$16,626,312

In November 2018, China Finance Online entered into a Share Transfer Agreement with West Platinum Limited (the “Buyer”) to sell 1,552,000 shares (“Sale Shares”), or 20% of Rifa Financial Holdings Limited (“Rifa  Financial”) for HK$73.8 million (or approximately US$9.4 million) (the “Purchase Price”).

(i)

Pursuant to the Share Transfer Agreement, the completion of the equity transfer is subject to conditions, including but not limited to obtaining all necessary approvals and consents of Securities and Futures Commission of Hong Kong. As of December 31, 2019, both the register of shareholders and business registration had not been changed, therefore the equity transfer has not been completed and recorded in noncontrolling interests. In addition, the Share Transfer Agreement was subject to Rifa Financial being listed on the Main Board of the Stock Exchange of Hong Kong Limited (“HKEX”) as of December 31, 2019. If Rifa Financial is not listed on the HKEX, the Company would refund all amounts received under the Share Transfer Agreement without interest to the Buyer within two weeks from December 31, 2019.  Due to the failure of Rifa Financial listing on HKEX through December 31, 2019, the shares were not transferred to the Buyer. The Company is obligated to return the Purchase Price (funds received) to the Buyer.